Technology platform-based income - Summary of Technology platform based income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 15,325,826	¥ 29,218,432	¥ 38,294,317
Retail Credit and Enablement Service Fees [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15,134,217	28,621,121	36,793,020
Other Technology Platform Based Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 191,609	¥ 597,311	¥ 1,501,297